Label	Element	Value
Dimensional World Equity ETF | Dimensional U.S. Core Equity 2 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	52.60%
Dimensional World Equity ETF | Dimensional International Core Equity 2 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.10%
Dimensional World Equity ETF | Dimensional US Core Equity 1 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.50%
Dimensional World Equity ETF | Dimensional Emerging Markets Core Equity 2 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.10%
Dimensional World Equity ETF | Dimensional Global Real Estate ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%